Material information on accounting policies - Schedule of summary describes the operations of each reportable segment (Details)	12 Months Ended
Dec. 31, 2023
NextGel
Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Development and manufacturing of Softgel and related technologies in USA, Brazil and Colombia
Procaps Colombia
Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Colombia
CAN
Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Northern Central America (Salvador, Guatemala, Nicaragua and Honduras)
CASAND
Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Southern Central America (Panama and Costa Rica) and the North Andes District (Ecuador, Peru and Bolivia)
Diabetrics
Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Diabetes solutions and chronic disease management tool